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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-6529
Columbia Funds Trust VI
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	6/30/05

Date of reporting period:	3/31/05

Item 1. Schedule of Investments.

NVESTMENT PORTFOLIO
March 31, 2005 (Unaudited)	Columbia Small Cap Value Fund

		Shares	Value ($)*
Common Stocks – 98.9%
CONSUMER DISCRETIONARY – 13.1%
Auto Components – 1.0%
	BorgWarner, Inc.	77,100	3,753,228
	Modine Manufacturing Co.	58,943	1,728,798
	Standard Motor Products, Inc.	135,100	1,580,670
	Auto Components Total		7,062,696

Distributors – 0.5%
	Building Material Holding Corp.	77,843	3,462,457
	Distributors Total		3,462,457

Hotels, Restaurants & Leisure – 3.8%
	Bally Total Fitness Holding Corp. (a)	229,600	799,008
	Bob Evans Farms, Inc.	73,950	1,734,128
	Buca, Inc. (a)	314,750	1,976,315
	Dave & Buster’s, Inc. (a)	157,700	2,948,990
	Landry’s Restaurants, Inc.	129,900	3,756,708
	Lone Star Steakhouse & Saloon, Inc.	173,707	5,021,001
	Marcus Corp.	162,600	3,333,300
	Scientific Games Corp., Class A (a)	235,300	5,376,605
	Total Entertainment Restaurant Corp. (a)	60,116	684,721
	Vail Resorts, Inc. (a)	51,700	1,305,425
	Hotels, Restaurants & Leisure Total		26,936,201

Household Durables – 1.4%
	American Greetings Corp., Class A	128,200	3,266,536
	CSS Industries, Inc.	81,200	2,967,860
	Kimball International, Inc., Class B	174,634	2,532,193
	Russ Berrie & Co., Inc.	55,300	1,058,995
	Household Durables Total		9,825,584

Leisure Equipment & Products – 0.3%
	Action Performance Companies, Inc.	171,700	2,271,591
	Leisure Equipment & Products Total		2,271,591

Media – 1.5%
	4Kids Entertainment, Inc. (a)	153,900	3,402,729
	Journal Communications, Inc., Class A	103,700	1,716,235
	Liberty Corp.	74,200	3,008,810
	Media General, Inc., Class A	44,100	2,727,585
	Media Total		10,855,359

Multiline Retail – 0.4%
	ShopKo Stores, Inc. (a)	116,900	2,597,518
	Multiline Retail Total		2,597,518

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – 2.2%
	GameStop Corp., Class A (a)	187,400	4,152,784
	Goody’s Family Clothing, Inc.	224,681	2,028,869
	Monro Muffler, Inc. (a)	170,606	4,403,341
	Movie Gallery, Inc.	55,178	1,582,505
	Pier 1 Imports, Inc.	127,900	2,331,617
	TBC Corp. (a)	47,421	1,321,149
	Specialty Retail Total		15,820,265

Textiles, Apparel & Luxury Goods – 2.0%
	Culp, Inc. (a)	56,600	333,940
	Delta Apparel, Inc.	48,600	1,438,560
	Hampshire Group Ltd. (a)	90,300	3,607,485
	Kellwood Co.	116,150	3,343,959
	Russell Corp.	127,600	2,307,008
	Stride Rite Corp.	160,200	2,130,660
	Tandy Brands Accessories, Inc.	81,953	1,226,836
	Textiles, Apparel & Luxury Goods Total		14,388,448
	CONSUMER DISCRETIONARY TOTAL		93,220,119

CONSUMER STAPLES – 2.2%
Food & Staples Retailing – 0.3%
	BJ’s Wholesale Club, Inc. (a)	70,200	2,180,412
	Food & Staples Retailing Total		2,180,412

Food Products – 1.9%
	Central Garden & Pet Co. (a)	36,390	1,596,065
	Corn Products International, Inc.	256,400	6,663,836
	John B. Sanfilippo & Son, Inc. (a)	71,600	1,759,928
	Lance, Inc.	7,500	120,525
	M&F Worldwide Corp. (a)	134,700	1,796,898
	Omega Protein Corp. (a)	181,000	1,234,420
	Total Food Products		13,171,672
	CONSUMER STAPLES TOTAL		15,352,084

ENERGY – 7.5%
Energy Equipment & Services – 2.2%
	Gulf Island Fabrication, Inc.	62,000	1,454,520
	Lufkin Industries, Inc.	103,739	5,009,556
	Universal Compression Holdings, Inc. (a)	90,900	3,442,383
	Willbros Group, Inc. (a)	277,200	5,599,440
	Energy Equipment & Services Total		15,505,899

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil & Gas – 5.3%
	Bill Barrett Corp. (a)	31,700	916,447
	Brigham Exploration Co. (a)	196,700	1,815,541
	Carrizo Oil & Gas, Inc. (a)	286,200	4,862,538
	Cimarex Energy Co. (a)	63,000	2,457,000
	Energy Partners Ltd. (a)	153,500	3,986,395
	Harvest Natural Resources, Inc. (a)	226,400	2,691,896
	InterOil Corp. (a)	66,000	2,307,360
	Magnum Hunter Resources, Inc. (a)	190,300	3,065,733
	Range Resources Corp.	159,700	3,730,592
	Stone Energy Corp. (a)	90,300	4,385,871
	Western Gas Resources, Inc.	131,900	4,543,955
	Whiting Petroleum Corp. (a)	69,300	2,826,054
	Oil & Gas Total		37,589,382
	ENERGY TOTAL		53,095,281

FINANCIALS – 26.3%
Capital Markets – 0.2%
	LaBranche & Co., Inc. (a)	147,800	1,374,540
	Capital Markets Total		1,374,540

Commercial Banks – 11.0%
	BancFirst Corp.	15,450	1,066,359
	BancorpSouth, Inc.	120,300	2,482,992
	BancTrust Financial Group, Inc.	82,500	1,669,800
	Bank of Granite Corp.	115,693	2,139,164
	Bryn Mawr Bank Corp.	138,010	2,818,164
	Capitol Bancorp Ltd.	122,879	3,717,090
	Chemical Financial Corp.	120,789	3,926,246
	Chittenden Corp.	164,050	4,276,783
	Columbia Banking System, Inc.	91,500	2,173,125
	Community Trust Bancorp, Inc.	77,644	2,236,924
	Corus Bankshares, Inc.	107,500	5,126,675
	First Citizens BancShares, Inc., Class A	17,600	2,576,288
	First Financial Bankshares, Inc.	58,600	2,615,318
	First Financial Corp.	83,300	2,461,515
	Greater Bay Bancorp	93,300	2,277,453
	Hancock Holding Co.	54,088	1,757,860
	ITLA Capital Corp. (a)	56,900	2,842,724
	MASSBANK Corp.	39,600	1,498,860
	Merchants Bancshares, Inc.	93,332	2,501,298
	Mid-State Bancshares	165,460	4,401,236
	Northrim BanCorp, Inc.	85,200	2,130,000

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	Riggs National Corp.	94,296	1,800,111
	Sterling Bancshares, Inc.	278,000	3,947,600
	TriCo Bancshares	232,730	4,875,693
	UMB Financial Corp.	75,200	4,280,384
	Whitney Holding Corp.	83,300	3,707,683
	Wintrust Financial Corp.	50,700	2,387,463
	Commercial Banks Total		77,694,808

Consumer Finance – 0.7%
	Cash America International, Inc.	215,200	4,719,336
	Consumer Finance Total		4,719,336

Diversified Financial Services – 1.8%
	Advance America Cash Advance Centers, Inc.	102,500	1,586,700
	Metris Companies, Inc. (a)	353,100	4,092,429
	MFC Bancorp Ltd. (a)	284,670	5,679,167
	QC Holdings, Inc. (a)	95,300	1,432,359
	Diversified Financial Services Total		12,790,655

Insurance – 5.5%
	AmerUs Group Co.	46,900	2,216,025
	Baldwin & Lyons, Inc., Class B	82,444	2,138,597
	CNA Surety Corp. (a)	183,200	2,491,520
	Commerce Group, Inc.	32,500	2,014,350
	Delphi Financial Group, Inc., Class A	104,102	4,476,386
	Harleysville Group, Inc.	141,800	2,816,148
	Horace Mann Educators Corp.	139,500	2,474,730
	Kansas City Life Insurance Co.	13,100	638,756
	Navigators Group, Inc. (a)	128,700	4,265,762
	Phoenix Companies, Inc.	295,000	3,770,100
	ProCentury Corp.	215,800	2,263,742
	Quanta Capital Holdings Ltd. (a)	239,900	1,919,200
	RLI Corp.	85,800	3,556,410
	UICI	47,400	1,149,450
	United America Indemnity Ltd., Class A (a)	161,000	3,033,240
	Insurance Total		39,224,416

Real Estate – 7.1%
	Alexandria Real Estate Equities, Inc., REIT	58,800	3,785,544
	American Financial Realty Trust, REIT	142,500	2,084,775
	BioMed Realty Trust, Inc., REIT	196,500	4,047,900

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate – (continued)
	Boykin Lodging Co., REIT (a)	235,700	2,246,221
	Brandywine Realty Trust, REIT	92,400	2,624,160
	EastGroup Properties, Inc., REIT	107,300	4,045,210
	Equity One, Inc., REIT	138,700	2,855,833
	First Potomac Realty Trust, REIT	124,800	2,851,680
	Getty Realty Corp., REIT	92,400	2,360,820
	Gladstone Commercial Corp., REIT	111,300	1,829,772
	Mid-America Apartment Communities, Inc., REIT	108,500	3,960,250
	Monmouth Real Estate Investment Trust, Class A, REIT	156,400	1,320,172
	Nationwide Health Properties, Inc., REIT	183,700	3,712,577
	PS Business Parks, Inc., REIT	122,000	4,916,600
	Tanger Factory Outlet Centers, Inc., REIT	128,200	2,820,400
	U-Store-It Trust, REIT	83,300	1,449,420
	Universal Health Realty Income Trust, REIT	61,300	1,731,725
	Urstadt Biddle Properties, Inc., Class A, REIT	135,500	2,066,375
	Real Estate Total		50,709,434
	FINANCIALS TOTAL		186,513,189

HEALTH CARE – 6.2%
Health Care Equipment & Supplies – 0.5%
	STERIS Corp. (a)	128,300	3,239,575
	Health Care Equipment & Supplies Total		3,239,575

Health Care Providers & Services – 5.1%
	BioScrip, Inc. (a)	208,432	1,256,845
	Capital Senior Living Corp. (a)	62,800	352,308
	Cross Country Healthcare, Inc. (a)	133,800	2,242,488
	Genesis HealthCare Corp. (a)	72,850	3,124,537
	Gentiva Health Services, Inc. (a)	183,400	2,967,412
	Hooper Holmes, Inc.	349,200	1,333,944
	Kindred Healthcare, Inc. (a)	155,900	5,472,090
	OCA, Inc. (a)	274,200	1,165,350
	PAREXEL International Corp. (a)	171,800	4,037,300
	Pediatrix Medical Group, Inc. (a)	67,100	4,602,389
	Res-Care, Inc. (a)	95,200	1,190,952
	Stewart Enterprises, Inc., Class A	437,996	2,693,675
	Symbion, Inc. (a)	120,120	2,566,964

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – 5.1%
	United Surgical Partners International, Inc. (a)	62,900	2,878,933
	Health Care Providers & Services Total		35,885,187

Pharmaceuticals – 0.6%
	Bradley Pharmaceuticals, Inc. (a)	129,700	1,239,932
	Perrigo Co.	171,200	3,278,480
	Pharmaceuticals Total		4,518,412
	HEALTH CARE TOTAL		43,643,174

INDUSTRIALS – 19.4%
Aerospace & Defense – 2.8%
	AAR Corp. (a)	195,802	2,662,907
	Esterline Technologies Corp. (a)	135,100	4,667,705
	Herley Industries, Inc. (a)	98,500	1,685,335
	Kaman Corp., Class A	165,100	2,055,495
	Ladish Co., Inc. (a)	208,038	2,454,849
	Precision Castparts Corp.	80,200	6,176,202
	Aerospace & Defense Total		19,702,493

Air Freight & Logistics – 1.2%
	HUB Group, Inc., Class A (a)	99,671	6,246,382
	Ryder System, Inc.	62,700	2,614,590
	Air Freight & Logistics Total		8,860,972

Airlines – 0.5%
	MAIR Holdings, Inc. (a)	106,424	949,302
	Skywest, Inc.	146,200	2,717,858
	Airlines Total		3,667,160

Building Products – 0.6%
	NCI Building Systems, Inc. (a)	106,400	4,107,040
	Building Products Total		4,107,040

Commercial Services & Supplies – 4.8%
	ABM Industries, Inc.	146,400	2,815,272
	Angelica Corp.	76,300	2,136,400
	Casella Waste Systems, Inc., Class A (a)	307,690	4,070,739
	Century Business Services, Inc. (a)	184,605	756,880
	Consolidated Graphics, Inc. (a)	137,300	7,221,980
	Danka Business Systems PLC, ADR (a)	202,280	323,648
	Electro Rent Corp. (a)	60,081	806,287
	Healthcare Services Group, Inc.	175,400	4,253,450
	Imagistics International, Inc. (a)	151,600	5,295,388

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – (continued)
	NCO Group, Inc. (a)	93,100	1,820,105
	Sourcecorp, Inc. (a)	93,700	1,887,118
	TeleTech Holdings, Inc. (a)	228,000	2,945,760
	Commercial Services & Supplies Total		34,333,027

Construction & Engineering – 1.7%
	Comfort Systems USA, Inc. (a)	311,000	2,410,250
	Dycom Industries, Inc. (a)	137,200	3,154,228
	EMCOR Group, Inc. (a)	45,100	2,111,582
	MasTec, Inc. (a)	49,000	402,290
	Washington Group International, Inc. (a)	87,500	3,936,625
	Construction & Engineering Total		12,014,975

Electrical Equipment – 1.5%
	C&D Technologies, Inc.	134,500	1,351,725
	Genlyte Group, Inc. (a)	51,818	4,662,065
	Powell Industries, Inc. (a)	62,100	1,150,092
	Woodward Governor Co.	51,100	3,663,870
	Electrical Equipment Total		10,827,752

Machinery – 3.4%
	Alamo Group, Inc.	65,300	1,615,522
	Briggs & Stratton Corp.	96,100	3,499,001
	EnPro Industries, Inc. (a)	148,000	4,070,000
	Harsco Corp.	104,600	6,235,206
	Kadant, Inc. (a)	168,000	3,116,400
	Robbins & Myers, Inc.	125,735	2,767,428
	Tecumseh Products Co., Class A	62,712	2,484,022
	Machinery Total		23,787,579

Road & Rail – 1.3%
	Covenant Transport, Inc., Class A (a)	105,400	1,855,040
	Dollar Thrifty Automotive Group, Inc. (a)	92,000	3,015,760
	U.S. Xpress Enterprises, Inc., Class A (a)	62,883	1,028,137
	Werner Enterprises, Inc.	155,300	3,017,479
	Road & Rail Total		8,916,416

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Trading Companies & Distributors – 1.6%
	Hughes Supply, Inc.	145,662	4,333,444
	Watsco, Inc.	161,700	6,807,570
	Trading Companies & Distributors Total		11,141,014
	INDUSTRIALS TOTAL		137,358,428

INFORMATION TECHNOLOGY – 10.7%
Communications Equipment – 1.0%
	Anaren, Inc. (a)	186,700	2,264,671
	Belden CDT, Inc.	89,550	1,988,905
	Black Box Corp.	56,500	2,113,665
	Tollgrade Communications, Inc. (a)	148,910	1,027,479
	Communications Equipment Total		7,394,720

Computers & Peripherals – 0.9%
	ActivCard Corp. (a)	225,700	1,433,195
	Advanced Digital Information Corp. (a)	42,200	346,040
	Electronics for Imaging, Inc. (a)	48,200	859,888
	Hypercom Corp. (a)	267,000	1,262,910
	Imation Corp.	26,000	903,500
	Intergraph Corp. (a)	54,600	1,573,026
	Computers & Peripherals Total		6,378,559

Electronic Equipment & Instruments – 3.4%
	Agilysys, Inc.	114,579	2,252,623
	Anixter International, Inc. (a)	57,300	2,071,395
	Benchmark Electronics, Inc. (a)	75,050	2,388,842
	Brightpoint, Inc. (a)	215,600	4,038,188
	Checkpoint Systems, Inc. (a)	141,900	2,395,272
	Identix, Inc. (a)	277,200	1,399,860
	MTS Systems Corp.	103,382	3,001,179
	NU Horizons Electronics Corp. (a)	235,907	1,686,735
	OSI Systems, Inc. (a)	93,200	1,631,932
	Planar Systems, Inc. (a)	110,400	995,808
	Vishay Intertechnology, Inc. (a)	152,400	1,894,332
	Electronic Equipment & Instruments Total		23,756,166

Internet Software & Services – 0.6%
	Digitas, Inc. (a)	117,720	1,188,972
	Keynote Systems, Inc. (a)	180,000	2,136,600
	Stellent, Inc. (a)	117,400	987,334
	Internet Software & Services Total		4,312,906

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
IT Services – 1.7%
	Acxiom Corp.	137,441	2,876,640
	Computer Horizons Corp. (a)	9,051	33,036
	Inforte Corp. (a)	178,600	964,440
	Lightbridge, Inc. (a)	220,300	1,332,815
	MAXIMUS, Inc.	46,900	1,570,681
	MPS Group, Inc. (a)	512,050	5,381,646
	IT Services Total		12,159,258

Semiconductors & Semiconductor Equipment – 0.7%
	Exar Corp. (a)	176,100	2,359,740
	Pericom Semiconductor Corp. (a)	143,345	1,228,467
	Standard Microsystems Corp. (a)	79,700	1,383,592
	Semiconductors & Semiconductor Equipment Total		4,971,799

Software – 2.4%
	Captaris, Inc. (a)	362,900	1,469,745
	Internet Security Systems, Inc. (a)	133,600	2,444,880
	Lawson Software, Inc. (a)	178,000	1,050,200
	MSC.Software Corp. (a)	230,700	2,567,691
	PLATO Learning, Inc. (a)	293,791	2,291,570
	SeaChange International, Inc. (a)	72,800	942,760
	Sybase, Inc. (a)	110,100	2,032,446
	Transaction Systems Architects, Inc., Class A (a)	172,900	4,002,635
	Software Total		16,801,927
	INFORMATION TECHNOLOGY TOTAL		75,775,335

MATERIALS – 9.1%
Chemicals – 2.5%
	Cytec Industries, Inc.	69,800	3,786,650
	HB Fuller Co.	122,100	3,540,900
	LESCO, Inc. (a)	10,900	158,050
	Minerals Technologies, Inc.	52,300	3,440,294
	Schulman (A.), Inc.	163,344	2,845,453
	Sensient Technologies Corp.	105,200	2,268,112
	Stepan Co.	88,200	2,073,582
	Chemicals Total		18,113,041

Construction Materials – 0.8%
	Eagle Materials, Inc.	67,400	5,455,356
	Construction Materials Total		5,455,356

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Containers & Packaging – 1.5%
	AptarGroup, Inc.	61,000	3,170,780
	Greif, Inc., Class A	103,200	7,190,976
	Containers & Packaging Total		10,361,756

Metals & Mining – 3.4%
	Alpha Natural Resources, Inc. (a)	61,300	1,757,471
	AMCOL International Corp.	95,400	1,789,704
	Blue Earth Refineries, Inc.	281,870	—	(b)
	Carpenter Technology Corp.	73,000	4,336,930
	Coeur d’Alene Mines Corp. (a)	559,900	2,054,833
	Metal Management, Inc.	101,800	2,614,224
	Peabody Energy Corp.	121,000	5,609,560
	RTI International Metals, Inc. (a)	184,500	4,317,300
	Steel Technologies, Inc.	74,300	1,782,457
	Metals & Mining Total		24,262,479

Paper & Forest Products – 0.9%
	Glatfelter Co.	222,000	3,274,500
	Mercer International, Inc. (a)	316,200	2,893,230
	Paper & Forest Products Total		6,167,730
	MATERIALS TOTAL		64,360,362

TELECOMMUNICATION SERVICES – 0.6%
Diversified Telecommunication Services – 0.3%
	North Pittsburgh Systems, Inc.	109,013	2,154,642
	Diversified Telecommunication Services Total		2,154,642

Wireless Telecommunication Services – 0.3%
	Price Communications Corp. (a)	140,580	2,460,150
	Wireless Telecommunication Services Total		2,460,150
	TELECOMMUNICATION SERVICES TOTAL		4,614,792

UTILITIES – 3.8%
Electric Utilities – 3.2%
	ALLETE, Inc.	63,500	2,657,475
	Central Vermont Public Service Corp.	153,900	3,459,672
	CH Energy Group, Inc.	103,500	4,729,950
	El Paso Electric Co. (a)	174,700	3,319,300
	Maine & Maritimes Corp.	34,000	858,500
	MGE Energy, Inc.	60,586	2,008,426
	Otter Tail Corp.	88,400	2,213,536
	Puget Energy, Inc.	150,100	3,308,204
	Electric Utilities Total		22,555,063

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Gas Utilities – 0.6%
	Cascade Natural Gas Corp.	66,300	1,323,348
	Northwest Natural Gas Co.	49,800	1,801,266
	WGL Holdings, Inc.	53,100	1,643,976
	Gas Utilities Total		4,768,590
	UTILITIES TOTAL		27,323,653

	Total Common Stocks (cost of $521,298,222)		701,256,417
Investment Management Company – 0.2%
	iShares Russell 2000 Value Index Fund	7,700	1,418,725

	Investment Management Company Total (cost of $1,420,405)		1,418,725

		Par ($)
Short-Term Obligation – 0.6%
	Repurchase agreement with State Street Bank & Trust Co., dated 03/31/05, due 04/01/05 at 2.450%, collateralized by a U.S. Treasury Bond maturing 08/15/22, market value of $4,365,970(repurchase proceeds $4,280,291)	4,280,000	4,280,000

	Total Short-Term Obligation (cost of $4,280,000)		4,280,000

	Total Investments – 99.7% (cost of $526,998,627)(c)(d)		706,955,142

	Other Assets & Liabilities, Net – 0.3%		2,236,952

	Net Assets – 100.0%		709,192,094

Notes to Investment Portfolio:
*	Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	Non-income producing security.
(b)	Security has no value.
(c)	A cost federal income tax purpose is $526,998,627.

(d)	Unrealized appreciation and depreciation at March 31, 2005, based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation

	$201,535,882	$(21,579,367)	$179,956,515

Acronym	Name
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust VI

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	May 27, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	May 27, 2005